Note 4 - Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment

Property and equipment consists of the following:

	September 30,	December 31,
	2015	2014

Machines and equipment	$240,295	$240,295
Office and computer equipment	166,398	166,398
Software	34,528	34,528
Furniture and fixtures	20,380	20,380
Other assets	2,259	2,259
Total	463,860	463,860
Accumulated depreciation	(458,795)	(456,020)
Net property and equipment	$5,065	$7,840

The aggregate depreciation related to property and equipment charged to operations was $926 and $3,827 for the three months ended September 30, 2015 and 2014, respectively, and $2,775 and $13,312 for the nine months ended September 30, 2015 and 2014, respectively.

4.	Property and equipment

Property and equipment consists of the following at December 31, 2014 and 2013:

	2014	2013

Machines and equipment	$240,295	$233,793
Office and computer equipment	166,398	171,404
Software	34,528	41,872
Furniture and fixtures	20,380	22,447
Other assets	2,259	2,446
Total	463,860	471,962
Accumulated depreciation	(456,020)	(458,695)
Net property and equipment	$7,840	$13,267

Depreciation expense was $14,286 and $19,575 for the years ended December 31, 2014 and 2013, respectively. The depreciation policies followed by the Company are described in Note 2.